ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2023	2024
	US$’000	US$’000
Accounts receivable	15,769	7,842
Bad debts written off	(2)	–
Allowance for expected credit losses	(500)	(150)
Accounts receivable, net	15,267	7,692

The movements in the allowance for expected credit losses for the years ended December 31, 2023 and 2024 were as follows:

	December 31,
	2023	2024
	US$’000	US$’000
Balance at beginning of the year	–	500
Addition	500	132
Reversal	–	(482)
Balance at end of the year	500	150

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	December 31,
	2023	2024
	US$’000	US$’000
Within 30 days	5,933	4,694
Between 31 and 60 days	3,543	1,672
Between 61 and 90 days	2,049	690
More than 90 days	3,742	636
	15,267	7,692